Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade and Other Receivables [Line items]
Other receivables	$ 29	$ 47
Expected credit losses	37	30	$ 30
Refinitiv [member]
Disclosure of Trade and Other Receivables [Line items]
Other receivables	11	$ 27
Expected credit losses	$ 0